Lessor Accounting	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessor accounting
6.	Lessor Accounting

Lease income is included in Products and Equipment sales in the accompanying consolidated statement of income. Supplemental income statement information is as follows:

Year ended December 31, 2019
(Millions o f yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	114,312
Interest income on lease receivables	20,382

134,694

Lease income – operating leases	25,403

Variable lease income	6,216

166,313

Finance Receivables and Operating Leases
Finance receivables represent financing leases which consist of sales-type leases and direct financing leases resulting from the sales of Canon’s and complementary third-party products. These receivables typically have terms ranging from 1 year to 7 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2019	2018
	(Million s of yen)
Total minimum lease payments receivable	360,146	351,198
Unguaranteed residual values	13,070	12,661
Executory costs	—	(2,112)
Unearned income	(33,338)	(31,007)

	339,878	330,740
Less allowance for credit losses	(2,627)	(2,675)

	337,251	328,065
Less current portion	(113,892)	(111,629)

	223,359	216,436

Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2019	2018
	(Millions of yen)
Balance at beginning of year	2,675	2,681
Charge-offs	(1,653)	(1,284)
Provision	1,495	938
Translation adjustments and other	110	340

Balance at end of year	2,627	2,675

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables is evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or are individually evaluated for impairment at December 31, 2019 and December 31, 2018 are not significant.
Equipment leased to customers
The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2019 and 2018 was
¥116,681 million and ¥120,457 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2019 and 2018 was ¥82,633 million and ¥82,698 million, respectively.
Maturity
Analysis
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2019
.

	Financ ing leases	Operating lease s
	(Millions of yen)
Year ending December 31:
2020	128,674	9,893
2021	100,569	6,115
2022	68,921	3,593
2023	39,314	1,116
2024	16,363	401
Thereafter	6,305	56

	360,146	21,174

Information about transferring finance receivables
Canon has syndication arrangements to sell its entire interests in finance receivables to the third-party financial institutions. The transactions under the arrangements are accounted for as sales in accordance with ASC 860
“Transfers and Servicing.” The
sales
of finance receivables were
¥11,710
million and ¥21,909 million for the year ended December 31, 2019 and 2018. The amount remained uncollected were
¥28,616
million and ¥22,956 million at December 31, 2019 and 2018, respectively. Cash proceeds from the transaction
s
are included in other, net under the cash flow from operating activities in the consolidated statement of cash flows. Canon continues to provide collection and administrative services for the financial institutions. The amount associated with the servicing liability measured at fair value was not material at December 31, 2019 and 2018, respectively. Canon also retains limited recourse obligations which cover credit defaults. The recourse obligation was not material at December 31, 2019 and 2018, respectively.